UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21527
THE ENDOWMENT MASTER FUND, L.P.

(Exact name of registrant as specified in charter)
4265 SAN FELIPE, SUITE 900
HOUSTON, TEXAS 77027

(Address of principal executive offices) (Zip code)
George Zornada, Esq.
Kirkpatrick & Lockhart Preston Gates Ellis LLP
State Street Financial Center
One Lincoln Street
Boston, Ma 02111

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 993-4675
Date of fiscal year end: December 31
Date of reporting period: July 1, 2006 through June 30, 2007
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007
Item 1. Proxy Voting Record
The Information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the Registrant was entitled to vote:
(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the principal security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

Investment Company Report

Meeting Date Range:	01-Jul-06 — 30-Jun-07	Report Date:	26-Jul-2007

Master Fund

ABERDEEN ASIA-PACIFIC INCOME FUND, I

Security: Ticker: ISIN:	003009107 FAX	Agenda Number: Meeting Type: Meeting Date:	932632373 Annual 08-Mar-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	DIRECTOR

	1 NEVILLE J. MILES	Mgmt	For	For

	2 JOHN T. SHEEHY	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-06 — 30-Jun-07	Report Date:	26-Jul-2007

Master Fund

BLACKROCK BROAD INV GRD 2009 TRM TR

Security:	09247Q106	Agenda Number:	932558616
Ticker:	BCT	Meeting Type:	Special
ISIN:		Meeting Date:	22-Sep-06

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	TO APPROVE A NEW INVESTMENT MANAGEMENT AGREEMENT.	Mgmt	For	For

02	TO APPROVE A NEW INVESTMENT SUB-ADVISORY AGREEMENT.	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-06 — 30-Jun-07	Report Date:	26-Jul-2007

Master Fund

BLACKROCK FUNDS

Security:	091937524	Agenda Number:	932559846
Ticker:	SSGRX	Meeting Type:	Special
ISIN:		Meeting Date:	27-Sep-06

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT WITH BLACKROCK ADVISORS, INC. OR BLACKROCK FINANCIAL MANAGEMENT, INC., AS APPLICABLE.	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-06 — 30-Jun-07	Report Date:	26-Jul-2007

Master Fund

BLACKROCK INCOME OPPORTUNITY TRUST

Security:	092475102	Agenda Number:	932558616
Ticker:	BNA	Meeting Type:	Special
ISIN:		Meeting Date:	22-Sep-06

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	TO APPROVE A NEW INVESTMENT MANAGEMENT AGREEMENT.	Mgmt	For	For

02	TO APPROVE A NEW INVESTMENT SUB-ADVISORY AGREEMENT.	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-06 — 30-Jun-07	Report Date:	26-Jul-2007

Master Fund

MFS GOVERNMENT MARKETS INCOME TRUST

Security:	552939100	Agenda Number:	932575888
Ticker:	MGF	Meeting Type:	Annual
ISIN:		Meeting Date:	06-Oct-06

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	DIRECTOR

	1 ROBERT E. BUTLER	Mgmt	For	For

	2 DAVID H. GUNNING	Mgmt	For	For

	3 ROBERT C. POZEN	Mgmt	For	For

	4 J. DALE SHERRATT	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-06 — 30-Jun-07	Report Date:	26-Jul-2007

Master Fund

MFS INTERMEDIATE INCOME TRUST

Security:	55273C107	Agenda Number:	932575888
Ticker:	MIN	Meeting Type:	Annual
ISIN:		Meeting Date:	06-Oct-06

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	DIRECTOR

	1 ROBERT E. BUTLER	Mgmt	For	For

	2 DAVID H. GUNNING	Mgmt	For	For

	3 ROBERT C. POZEN	Mgmt	For	For

	4 J. DALE SHERRATT	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-06 — 30-Jun-07	Report Date:	26-Jul-2007

Master Fund

MORGAN STANLEY INSTITUTIONAL FUND IN

Security:	61744J317	Agenda Number:	932559783
Ticker:	MSUAX	Meeting Type:	Special
ISIN:		Meeting Date:	30-Nov-06

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	DIRECTOR

	1 FRANK L. BOWMAN	Mgmt	For	For

	2 KATHLEEN A. DENNIS	Mgmt	For	For

	3 MICHAEL F. KLEIN	Mgmt	For	For

	4 W. ALLEN REED	Mgmt	For	For

2B	TO MODIFY CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS REGARDING: BORROWING POLICY.	Mgmt	For	For

2C	TO MODIFY CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS REGARDING: LOAN POLICY.	Mgmt	For	For

2D	TO MODIFY CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS REGARDING: COMMODITIES POLICY.	Mgmt	For	For

2E	TO MODIFY CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS REGARDING: SENIOR SECURITIES POLICY.	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-06 — 30-Jun-07	Report Date:	26-Jul-2007

Master Fund

MORGAN STANLEY TRUSTS

Security:	61745P106	Agenda Number:	932621077
Ticker:	GVT	Meeting Type:	Special
ISIN:		Meeting Date:	06-Mar-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	DIRECTOR

	1 FRANK L. BOWMAN	Mgmt	For	For

	2 KATHLEEN A. DENNIS	Mgmt	For	For

	3 MANUEL H. JOHNSON	Mgmt	For	For

	4 JOSEPH J. KEARNS	Mgmt	For	For

	5 MICHAEL F. KLEIN	Mgmt	For	For

	6 W. ALLEN REED	Mgmt	For	For

	7 FERGUS REID	Mgmt	For	For

02
APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION, DATED DECEMBER 1, 2006, BETWEEN MORGAN STANLEY GOVERNMENT INCOME TRUST ( GOVERNMENT INCOME ) AND MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST ( GOVERNMENT SECURITIES ), PURSUANT TO WHICH SUBSTANTIALLY ALL OF THE ASSETS OF GOVERNMENT INCOME WOULD BE COMBINED WITH THOSE OF GOVERNMENT SECURITIES AND SHAREHOLDERS OF GOVERNMENT
		Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-06 — 30-Jun-07	Report Date:	26-Jul-2007

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
INCOME WOULD BECOME CLASS D SHAREHOLDERS OF GOVERNMENT SECURITIES RECEIVING CLASS D SHARES OF GOVERNMENT SECURITIES WITH A VALUE EQUAL TO HOLDINGS IN GOVERNMENT INCOME.

Investment Company Report

Meeting Date Range:	01-Jul-06 — 30-Jun-07	Report Date:	26-Jul-2007

Master Fund

PUTNAM PREMIER INCOME TRUST

Security:	746853100	Agenda Number:	932611569
Ticker:	PPT	Meeting Type:	Annual
ISIN:		Meeting Date:	11-Jan-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	DIRECTOR

	1 J.A. BAXTER	Mgmt	For	For

	2 C.B. CURTIS	Mgmt	For	For

	3 M.R. DRUCKER	Mgmt	For	For

	4 C.E. HALDEMAN, JR.	Mgmt	For	For

	5 J.A. HILL	Mgmt	For	For

	6 P.L. JOSKOW	Mgmt	For	For

	7 E.T. KENNAN	Mgmt	For	For

	8 K.R. LEIBLER	Mgmt	For	For

	9 R.E. PATTERSON	Mgmt	For	For

	10 G. PUTNAM, III	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-06 — 30-Jun-07	Report Date:	26-Jul-2007

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
	11 W.T. STEPHENS	Mgmt	For	For

	12 R.B. WORLEY	Mgmt	For	For

02	CONVERTING YOUR FUND TO AN OPEN-END INVESTMENT COMPANY.	Mgmt	For	Against

Investment Company Report

Meeting Date Range:	01-Jul-06 — 30-Jun-07	Report Date:	26-Jul-2007

Master Fund

PUTNAM PREMIER INCOME TRUST

Security:	746853100	Agenda Number:	932643364
Ticker:	PPT	Meeting Type:	Special
ISIN:		Meeting Date:	15-May-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	APPROVING A NEW MANAGEMENT CONTRACT FOR YOUR FUND.	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-06 — 30-Jun-07	Report Date:	26-Jul-2007

Master Fund

WESTERN ASSET CLAYMORE US TREASURY

Security:	95766Q106	Agenda Number:	932673317
Ticker:	WIA	Meeting Type:	Annual
ISIN:		Meeting Date:	14-May-07

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	DIRECTOR

	1 NICHOLAS DALMASO*	Mgmt	No vote

	2 MICHAEL LARSON*	Mgmt	No vote

	3 R. JAY GERKEN**	Mgmt	No vote

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: The Endowment Master Fund, L.P.

By:	/s/ Roy V. Washington Roy V. Washington Chief Compliance Officer

Date:	8/7/07